INCOME TAXES Schedule of tax effects of temporary differences that give rise to significant future tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets (liabilities)
Property and equipment	$ 2,223	$ 2,532
Non capital loss carry-forwards	63,094	76,183
Capital loss carry-forwards	4,321	4,487
Scientific research and development expenses and credits	25,651	21,988
Reserves and other	13,201	13,716
Acquired intangibles	(9,102)	(9,498)
Future income tax assets ,Total	99,388	109,408
Valuation allowance	94,807	106,210
Total	4,581	3,198
Assets
Non-current	16,039	14,865
Liabilities
Non-current	(11,458)	(11,667)
Total	$ 4,581	$ 3,198